Organization and Business	12 Months Ended
Mar. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business

1. ORGANIZATION AND BUSINESS

Hydrophi Technologies Group, Inc., formerly known as Big Clix Corp., Inc., (the “Company” or “Hydrophi”) was incorporated under the laws of State of Florida on June 18, 2010.

Reverse Acquisition

On September 25, 2013, the Company consummated an amended Agreement and Plan of Merger (the “Merger Agreement”) with Hydro Phi Technologies, Inc., a Delaware corporation (“Hydro Phi”), and HPT Acquisition Corp., a Delaware corporation (“HPT”), which was a wholly-owned subsidiary of the Company and established solely to implement the merger. Pursuant to the Merger Agreement, HPT merged with and into Hydro Phi, with Hydro Phi being the surviving company, in an exchange of all the equity securities of the Hydro Phi for common stock of the Company. As a result of the transaction, the former shareholders of Hydro Phi became the controlling shareholders of the Company. The transaction was accounted for as a reverse takeover/recapitalization effected by a share exchange, wherein Hydro Phi is considered the acquirer for accounting and financial reporting purposes. The capital, share price, and earnings per share amount in these consolidated financial statements for the period prior to the reverse merger were restated to reflect the recapitalization. As a result of the merger, Hydro Phi became a wholly-owned subsidiary of the Company.

The unaudited pro forma results of operations for the years ended March 31, 2014 and 2013, as though this acquisition had taken place at the beginning of each period, are as follows. The unaudited pro forma results are not necessarily indicative of what actually would have occurred had the acquisition been in effect for the entire period presented.

	Year Ended March 31,
	2014	2013
Revenues	$142,050	$53,700
Net loss	(14,499,863)	(2,999,709)
Loss per common share – basic and diluted	(0.14)	(0.03)
Weighted average common shares outstanding – basic and diluted	100,181,462	91,482,241

Hydro Phi was incorporated on April 21, 2008 under the laws of the State of Wyoming. In August 2010, with the relocation of its Research and Development Office from Maine to Georgia, the Company reincorporated under the laws of the State of Delaware and is currently a Delaware corporation.

Hydro Phi is a fuel efficiency company that has created a water-based technology to improve the fuel efficiency of internal combustion engines. Hydro Phi has been engaged in the research and development of its “green energy” solutions primarily for the transportation industry since its inception. In 2010, Hydro Phi concluded phase one of its research and development phase and started to generate revenues. Hydro Phi’s priority market segments are: logistics, trucking, heavy equipment, marine and agriculture, where rising fuel costs and upcoming emission regulations necessitate the development of new, ground-breaking technologies. In the future, the continual improvement process at Hydro Phi will focus on miniaturization, data collection, application-specific designs and further efficiency enhancements.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company has a net working capital deficit at its most recent fiscal year end, has suffered recurring losses from operations, and has an accumulated deficit of approximately $31 million through March 31, 2014. Management is currently pursuing a business strategy which includes raising the necessary funds to finance the Company's research, development, marketing and manufacturing efforts. While pursuing this business strategy, the Company is expected to continue operating at a loss with negative operating cash flows. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. As a result of the aforementioned factors and the related uncertainties, there can be no assurance of the Company's ability to survive.